As filed with the Securities and Exchange Commission on December 17, 2021

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 188	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 194	☒

SSGA Active Trust

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on January 16, 2022 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until January 16, 2022, the effectiveness of Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A related to the SPDR Nuveen Municipal Bond ESG ETF, which was filed pursuant to Rule 485(a) under the Securities Act on August 10, 2021 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SSGA Active Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 17th day of December, 2021.

SSGA ACTIVE TRUST

/s/ Ellen M. Needham
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Dwight D. Churchill*	Trustee	December 17, 2021
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	December 17, 2021
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	December 17, 2021
Sandra G. Sponem

/s/ Carl G. Verboncoeur*	Trustee	December 17, 2021
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	December 17, 2021
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	December 17, 2021

/s/ Bruce S. Rosenberg** Bruce S. Rosenberg	Treasurer and Principal Financial Officer	December 17, 2021

*By:	/s/ David Urman
David Urman
As Attorney-in-Fact Pursuant to Power of Attorney

**By:	/s/ Ann M. Carpenter
Ann M. Carpenter As Attorney-in-Fact Pursuant to Power of Attorney